Securities	12 Months Ended
Dec. 31, 2017
Securities [Abstract]
Securities

NOTE 4 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2017 and 2016 are as follows:

	(in thousands)
	2017		2016
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
Obligations of states and political
subdivisions	$67,160	$67,979	$70,757	$70,624
Mortgage-backed	101,454	100,463	119,758	118,595
Other	1,002	986	1,002	986

Total	$169,616	$169,428	$191,517	$190,205

A summary of unrealized gains and losses on securities at December 31, 2017 and 2016 follows:

	(in thousands)
	2017		2016
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
Obligations of states and political
subdivisions	$977	$158	$644	$777
Mortgage-backed	285	1,276	769	1,932
Other	-	16	-	16

Total	$1,262	$1,450	$1,413	$2,725

The amortized cost and fair value of securities at December 31, 2017, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$2,660	$2,690
Due after one year through five years	19,761	20,017
Due after five years through ten years	39,197	39,659
Due after ten years	106,996	106,076
Other securities having no maturity date	1,002	986
Total	$169,616	$169,428

Securities with a carrying value of $27.7 million at December 31, 2017 and $26.5 million at December 31, 2016 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016:

	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2017	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political
subdivisions	$60	$11,951	$98	$6,193	$158	$18,144
Mortgage-backed	236	34,109	1,040	39,105	1,276	73,214
Other	-	-	16	986	16	986
Total temporarily impaired
securities	$296	$46,060	$1,154	$46,284	$1,450	$92,344

	Less than 12 months		12 months or more		Total
2016	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political
subdivisions	$777	$33,312	$-	$-	$777	$33,312
Mortgage-backed	1,882	78,717	50	1,758	1,932	80,475
Other	16	986	-	-	16	986
Total temporarily impaired
securities	$2,675	$113,015	$50	$1,758	$2,725	$114,773

There were 102 securities in an unrealized loss position at December 31, 2017, 66 of which were in a continuous unrealized loss position for 12 months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2017 were primarily the result of customary and expected fluctuations in the bond market.  As a result, all security impairments as of December 31, 2017 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $241,000 in 2017, $215,000 in 2016, and $142,000 in 2015, with the income tax provision applicable to such gains amounting to $82,000 in 2017, $73,000 in 2016, and $48,000 in 2015.  Gross realized losses from sale of securities amounted to $243,000 in 2017, $57,000 in 2016, and $26,000 in 2015 with related income tax effect of $83,000 in 2017, $19,000 in 2016 and $9,000 in 2015.